THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments

June 30, 2022

(Unaudited)

	Initial Investment Date (1)	Shares	Cost	Fair Value	% of Partners’ Capital
Investments in Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Cayman Islands
Energy (2.02% of Partners’ Capital)
Sentient Global Resources Fund III, L.P.	July, 2008		$12,387,341	$3,575,202
Sentient Global Resources Fund IV, L.P. (2)	June, 2011		9,916,684	3,353,900
Private Equity (18.58% of Partners’ Capital)
ABRY Advanced Securities Fund, L.P.	August, 2008		-	101,436
CX Partners Fund Ltd. (2)(3)	April, 2009		10,512,845	225,493
Gavea Investment Fund II A, L.P.	May, 2007		-	40,410
Gavea Investment Fund III A, L.P.	September, 2008		-	200,996
India Asset Recovery Fund L.P.	October, 2006		-	1,963
J.C. Flowers III L.P.	October, 2009		7,020,538	1,378,897
LC Fund IV, L.P.(2)(3)	May, 2008		7,542,408	416,866
New Horizon Capital III, L.P. (2)	March, 2009		3,617,394	1,477,904
Northstar Equity Partners III (2)	June, 2011		3,729,447	3,495,925
Orchid Asia IV, L.P. (2)	November, 2007		4,866,142	6,658,103
Reservoir Capital Partners (Cayman), L.P.	June, 2009		1,663,592	2,813,523
Tiger Global Private Investment Partners V, L.P.	January, 2008		6,176,631	6,047,471
Tiger Global Private Investment Partners VI, L.P.	November, 2010		-	3,812,997
Trustbridge Partners II, L.P. (2)	December, 2007		5,272,760	7,329,457
Trustbridge Partners III, L.P. (2)(3)	April, 2009		17,692,549	12,135,158
Trustbridge Partners IV, L.P.(2)	September, 2011		-	17,451,786
Real Estate (1.19% of Partners’ Capital)
Forum European Realty Income III, L.P.	February, 2008		4,466,262	359,754
Phoenix Asia Real Estate Investments II, L.P.	September, 2007		3,650,617	3,711,519

Total Cayman Islands			98,515,210	74,588,760

Guernsey
Private Equity (0.00% of Partners’ Capital)
Mid Europa Fund III LP	November, 2007		3,749,029	5,045

Total Guernsey			3,749,029	5,045

United Kingdom
Private Equity (0.06% of Partners’ Capital)
Darwin Private Equity I L.P.	September, 2007		6,816,923	181,732
Real Estate (0.07% of Partners’ Capital)
Benson Elliot Real Estate Partners II, L.P.	August, 2006		1,975,313	28,253
Patron Capital, L.P. II	February, 2005		674,772	11,461
Patron Capital, L.P. III	July, 2007		3,296,972	212,376

Total United Kingdom			12,763,980	433,822

United States
Energy (16.57% of Partners’ Capital)
ArcLight Energy Partners Fund V, L.P. (2)	December, 2011		2,947,164	831,543
EnCap Energy Capital Fund VII-B LP (2)	October, 2007		7,469,822	63,835
EnCap Energy Infrastructure TE Feeder, L.P. (2)(3)	October, 2009		5,561,140	439,873
Energy & Minerals Group Fund II, L.P. (2)	November, 2011		11,275,863	13,617,518
Intervale Capital Fund, L.P.	May, 2008		6,281,571	6,393,093
Merit Energy Partners G, L.P.	September, 2009		16,325,961	8,012,324
Midstream & Resources Follow-On Fund, L.P. (2)(3)	March, 2010		3,459,071	3,585,286
NGP Energy Technology Partners II, L.P. (2)	July, 2009		4,154,081	2,092,677
NGP IX Offshore Fund, L.P. (2)	March, 2008		4,181,522	248,966
NGP Midstream & Resources, L.P.	October, 2007		5,412,496	707,142
Quantum Parallel Partners V, LP (3)	October, 2008		20,843,172	20,613,049
TPF II-A, L.P. (3)	October, 2008		6,612,057	104,856
Event-Driven (1.74% of Partners’ Capital)
BDCM Partners I, L.P. (3)(6)	January, 2011		7,437,015	5,317,646
Fortelus Special Situations Fund Ltd. (2)(3)(6)	May, 2010		-	9,944
Harbinger Capital Partners Special Situations Fund, L.P. (6)	December, 2006		5,080,165	67,702
Harbinger Streamline Onshore Fund, L.P. (6)	September, 2021		581,264	552,938
Private Equity (49.16% of Partners’ Capital)
Advent Latin American Private Equity Fund IV-F L.P.	August, 2007		1,095,663	583,580
Advent Latin American Private Equity Fund V-F L.P.	May, 2010		7,188,082	7,366,842
BDCM Opportunity Fund II, L.P.	March, 2006		2,800,084	779,601
Catterton Growth Partners, L.P.	March, 2008		10,514,354	3,091,622
Chrysalis Ventures III, L.P.	December, 2006		1,136,664	510,244
Crosslink Crossover Fund V, L.P.	May, 2007		1,723,592	547,113
Crosslink Crossover Fund VI, L.P.	March, 2007		-	18,399,170
Dace Ventures I, LP (3)	June, 2007		1,971,639	901,155
Fairhaven Capital Partners, L.P.	March, 2008		8,412,789	1,962,319
Founders Fund III, LP	May, 2010		-	29,669,430
Founders Fund IV, LP	January, 2012		-	40,375,287
Garrison Opportunity Fund LLC (3)	February, 2010		-	76,566
Garrison Opportunity Fund II A LLC	March, 2011		-	4,537,377
HealthCor Partners Fund, L.P. (3)	August, 2007		1,579,075	3,966,310
MatlinPatterson Global Opportunities Partners III L.P.	July, 2007		4,715,825	31,131
Middle East North Africa Opportunities Fund, L.P. (3)(6)	July, 2008	3,969	3,969,272	59,259
Monomoy Capital Partners II, L.P. (2)	May, 2011		5,718,363	9,232,290
Pine Brook Capital Partners, L.P. (2)	January, 2008		9,532,892	1,414,399
Pinto America Growth Fund, L.P.	July, 2006		-	1,261,969
Private Equity Investment Fund IV, L.P. (3)	July, 2005		3,268,516	540,229
Private Equity Investment Fund V, L.P. (3)	April, 2009		32,635,067	18,497,486
Saints Capital VI, L.P. (3)	April, 2008		9,096,894	2,207,064
Sanderling Venture Partners VI Co-Investment Fund, L.P.	June, 2005		1,146,840	491,573
Sanderling Venture Partners VI, L.P.	June, 2005		517,676	380,019
Sterling Capital Partners II, L.P.	August, 2005		1,039,496	108,685
Sterling Group Partners III, L.P.	April, 2010		3,243,621	63,942
Strategic Value Global Opportunities Fund I-A, L.P.	December, 2006		157,773	1,182,148
Tenaya Capital V, LP	November, 2007		346,739	623,377
Tenaya Capital VI, LP	July, 2012		4,516,706	7,467,994
The Column Group, LP	September, 2007		-	8,232,281
Trivest Fund IV, L.P.(3)	November, 2007		66,650	40,601
Tuckerbrook SB Global Distressed Fund I, L.P. (3)	July, 2007		434,042	1,619,723
Valiant Capital Partners LP (6)	July, 2009		2,690,540	1,566,198
Voyager Capital Fund III, L.P.	May, 2007		1,532,853	434,875
Real Estate (7.30% of Partners’ Capital)
Cypress Realty VI Limited Partnership	June, 2007		829,119	61,624
GTIS Brazil Real Estate Fund (Brazilian Real) LP (3)	July, 2008		9,573,524	7,169,096

Lone Star Real Estate Fund II (U.S.), L.P.	June, 2011	-	14,143
Monsoon Infrastructure & Realty Co-Invest, L.P. (3)	February, 2008	9,542,106	7,163,827
Northwood Real Estate Co-Investors LP (2)	April, 2008	1,824,572	2,610,786
Northwood Real Estate Partners LP (2)	April, 2008	6,039,807	7,474,973
SBC US Fund II, LP (3)	June, 2011	4,302,697	366,249
Square Mile Partners III LP	April, 2008	3,709,702	117,188
Relative Value (0.16% of Partners’ Capital)
King Street Capital, L.P. (2)(6)	November, 2009	29,198	254,496
Magnetar Capital Fund LP (3)(6)	February, 2009	-	244,713
PIPE Equity Partners, LLC (4)(5)(6)	August, 2008	17,723,154	-
PIPE Select Fund, LLC (4)(5)(6)	September, 2008	15,623,045	-
Stark Select Asset Fund, LLC (2)(6)	July, 2010	-	60,391

Total United States		297,870,995	256,417,737

Total Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies		412,899,214	331,445,364	96.85%

Total Investments in Investment Funds(7)		412,899,214	331,445,364	96.85%

Total Investments		$412,899,214	$331,445,364	96.85%

The Master Fund’s total outstanding capital commitments to Investment Funds as of June 30, 2022 were $41,136,033. For certain Investment Funds for which the Master Fund has a capital commitment, the Master Fund may be allocated its pro-rata share of expenses prior to having to fund a capital call for such expenses.

All investments are non-income producing unless noted otherwise.

(1)	All Investment Funds were received in an in-kind transfer of a portfolio of Investment Funds on March 31, 2014.
(2)	Income producing investment.
(3)	Affiliated investments for which ownership exceeds 5% of the Investment Fund's capital.
(4)	Affiliated investments for which ownership exceeds 25% of the Investment Fund’s capital.
(5)	Investment was valued in good faith pursuant to procedures approved by the Board of Directors as of June 30, 2022. The total of all such investments represents 0.00% of partners’ capital.
(6)	Investment Funds classified as "Hedge Funds" in the Master Fund's limited partnership agreement. The cost and fair value of these Investment Funds as of June 30, 2022 was $53,133,653 and $8,133,287, respectively.
(7)	Restricted investments as to resale.